Exchange Act-Forms
                                    FORM 13F

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 06/30/2001
            Check here if Amendment [ ]; Amendment Number: __________
                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Accel IV Associates L.P.
________________________________________________________________________________

Address:  428 University Avenue, Palo Alto, CA 94301____________________________

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number:  28-05405 ________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:   G. Carter Sednaoui

Title:  General Partner

Phone:  609 683-4500

Signature, Place, and Date of Signing:

/s/ G. Carter Sednaoui__________________________________________________________
[Signature]

Princeton, New Jersey___________________________________________________________
[City, State]
August 6, 2001__________________________________________________________________
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     None
                                                --------------

Form 13F Information Table Entry Total:                    6
                                                --------------

Form 13F Information Table Value Total:              $ 5,860
                                                --------------
                                                    (thousands)

List of Other Included Managers:                       None

    NONE

                                                     FORM 13F INFORMATION TABLE

                                                                                                                 Voting Authority
                                                                                                                 ----------------
                               Title                      Value       Shares/ Sh/  Put/ Invstmt Other
      Name of Issuer         of class      CUSIP          (x$1000)    PrnAmt  Prn Call  Dscretn Managers       Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Ascential Software Corporatio  Common    04362P108            64      10,933   SH        Sole                10,933     0       0
First Virtual Communications,  Common    337484109           943   1,047,675   SH        Sole             1,047,675     0       0
HearMe, Inc.                   Common    421903105         1,074   2,619,379   SH        Sole             2,619,379     0       0
Hybrid Networks, Inc.          Common    44860K102           433     759,345   SH        Sole               759,345     0       0
Lightspan Inc.                 Common    53226T103         2,840   2,271,960   SH        Sole             2,271,960     0       0
Sonic Innovations, Inc.        Common    83545M109           570      88,394   SH        Sole                88,394     0       0

                                           Total           5,860